Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment at
December 31:

(Dollar amounts in thousands)	2018	2017

Land and land improvements	$2,920	$2,920
Building and leasehold improvements	15,377	14,277
Furniture, fixtures, and equipment	8,011	7,010
Total premises and equipment	26,308	24,207
Less accumulated depreciation and amortization	13,305	12,354

Total premises and equipment, net	$13,003	$11,853

Depreciation expense charged to operations was
$951,000
in
2018
and
$876,000
in
2017.